Fees Summary	Apr. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,852,000
Previously Paid Amount	0.00
Total Fee Amount	2,051.06
Total Offset Amount	0.00
Net Fee	2,051.06
Narrative - Max Aggregate Offering Price	$ 14,852,000
Final Prospectus	true